Labor Obligations - Expected cash flows (Details) $ in Thousands	Dec. 31, 2025 MXN ($)
Labor Obligations
Total	$ 290,822
2026
Labor Obligations
Total	17,401
2027
Labor Obligations
Total	6,884
2028
Labor Obligations
Total	14,688
2029
Labor Obligations
Total	8,893
From 2030 and subsequently
Labor Obligations
Total	242,956
Defined benefit plan
Labor Obligations
Total	193,647
Defined benefit plan | 2026
Labor Obligations
Total	13,566
Defined benefit plan | 2027
Labor Obligations
Total	3,191
Defined benefit plan | 2028
Labor Obligations
Total	10,670
Defined benefit plan | 2029
Labor Obligations
Total	4,479
Defined benefit plan | From 2030 and subsequently
Labor Obligations
Total	161,741
Seniority premium Benefits
Labor Obligations
Total	97,175
Seniority premium Benefits | 2026
Labor Obligations
Total	3,835
Seniority premium Benefits | 2027
Labor Obligations
Total	3,693
Seniority premium Benefits | 2028
Labor Obligations
Total	4,018
Seniority premium Benefits | 2029
Labor Obligations
Total	4,414
Seniority premium Benefits | From 2030 and subsequently
Labor Obligations
Total	$ 81,215